EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 23, 2022	Feb. 19, 2020	Apr. 03, 2022	Aug. 08, 2022	Jan. 02, 2022	Jan. 03, 2021	Aug. 04, 2021
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)	19,477,744	9,939,154					9,926,177
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares	10.00%	5.00%		5.00%
Shares repurchased for cancellation (in shares)			125,073		6,475,375	843,038
Shares repurchased for cancellation					$ 250,439	$ 23,216
Number of shares in entity held by entity or by its subsidiaries or associates					8,759	2,897
Value of shares in entity held by entity or by its subsidiaries or associates					$ 40	$ 200
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)					6,475,000	843,000
Shares repurchased for cancellation					$ 6,182	$ 744
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation					$ 244,257	$ 22,472